T. ROWE PRICE International Disciplined Equity Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BELGIUM
3.2%
Common Stocks 3.2%
Groupe Bruxelles Lambert 149,033 14,742
Ontex Group (1) 307,734 3,490
Total Belgium (Cost
$16,710
)
18,232
CANADA
4.2%
Common Stocks 4.2%
Brookfield Asset Management, Class A 185,250 7,178
Power Corp. of Canada 241,674 5,626
Sprott Physical Gold & Silver Trust (USD) (1)(2) 316,300 5,994
Tricon Residential 541,492 5,166
Total Canada (Cost
$17,743
)
23,964
CHINA
0.9%
Common Stocks 0.9%
Alibaba Group Holding, ADR (USD) (1) 21,100 5,356
Total China (Cost
$5,427
)
5,356
DENMARK
1.3%
Common Stocks 1.3%
H Lundbeck 200,483 7,133
Total Denmark (Cost
$6,636
)
7,133
FINLAND
2.3%
Common Stocks 2.3%
Metso Outotec 465,368 4,643
Sampo , A Shares 205,321 8,632
Total Finland (Cost
$9,536
)
13,275
FRANCE
11.0%
Common Stocks 11.0%
EssilorLuxottica 57,626 8,152
Ipsen 66,154 5,771
JCDecaux (1) 338,797 6,582

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Sanofi 103,730 9,756
Schneider Electric 35,981 5,266
Thales 102,721 9,217
TOTAL 222,559 9,380
Wendel 76,759 8,862
Total France (Cost
$53,614
)
62,986
GERMANY
8.9%
Common Stocks 7.5%
BASF 63,572 4,913
Bayer 125,299 7,583
Beiersdorf 59,819 6,530
Continental 50,558 7,076
Deutsche Telekom 279,587 4,972
Munich Re 23,080 6,120
Siemens 36,278 5,621
42,815
Preferred Stocks 1.4%
Henkel (3) 75,553 7,825
7,825
Total Germany (Cost
$41,512
)
50,640
HONG KONG
1.7%
Common Stocks 1.7%
CK Hutchison Holdings 1,403,972 9,689
Total Hong Kong (Cost
$9,657
)
9,689
ITALY
2.3%
Common Stocks 2.3%
Eni 635,203 6,416
EXOR 93,933 6,962
Total Italy (Cost
$10,912
)
13,378
JAPAN
17.9%
Common Stocks 17.9%
Asics 333,000 5,861
Astellas Pharma 669,500 10,867

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Hoshizaki 98,100 8,707
Hoya 47,400 6,065
Japan Tobacco 420,900 8,361
Kirin Holdings 400,000 8,598
Mitsubishi 442,800 11,217
Mitsubishi Electric 619,300 9,447
Nippon Telegraph & Telephone 309,700 7,741
Otsuka Holdings 218,200 9,318
Shimano 22,200 5,205
Suntory Beverage & Food 303,000 10,585
Total Japan (Cost
$90,141
)
101,972
NETHERLANDS
6.1%
Common Stocks 6.1%
ASML Holding 12,826 6,847
HAL Trust 42,056 5,981
Heineken 82,742 8,632
Koninklijke Philips (1) 148,128 8,074
Prosus 46,190 5,397
Total Netherlands (Cost
$24,751
)
34,931
NORWAY
1.1%
Common Stocks 1.1%
Schibsted , Class A (1) 165,535 6,228
Total Norway (Cost
$6,503
)
6,228
SPAIN
2.6%
Common Stocks 2.6%
Amadeus IT Group, A Shares 105,669 6,746
Red Electrica 419,237 7,961
Total Spain (Cost
$12,675
)
14,707
SWEDEN
4.5%
Common Stocks 4.5%
Alfa Laval (1) 218,719 5,732
Industrivarden , C Shares (1) 228,711 7,274
Investor, B Shares 99,202 7,276

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Millicom International Cellular, SDR (1) 151,987 5,672
Total Sweden (Cost
$17,758
)
25,954
SWITZERLAND
8.4%
Common Stocks 8.4%
Barry Callebaut 2,880 6,387
Nestle 109,937 12,324
Novartis 121,077 10,963
Roche Holding 32,811 11,323
UBS Group 465,223 6,706
Total Switzerland (Cost
$42,009
)
47,703
UNITED KINGDOM
15.8%
Common Stocks 15.8%
Amcor, CDI (AUD) 570,059 6,221
BAE Systems 1,473,958 9,300
BHP Group 328,065 8,991
boohoo Group (1) 1,505,745 6,961
Burberry Group (1) 305,187 7,153
GlaxoSmithKline 404,924 7,520
Great Portland Estates 818,754 7,293
National Grid 686,694 7,977
Smith & Nephew 416,661 8,772
Smiths Group 289,719 5,596
Unilever (EUR) 148,640 8,640
Vodafone Group 3,223,085 5,504
Total United Kingdom (Cost
$79,215
)
89,928
SHORT-TERM INVESTMENTS 7.7%
Money Market Funds 7.7%
T. Rowe Price Government Reserve Fund, 0.07% (4)(5) 44,108,018 44,108
Total Short-Term Investments (Cost $44,108) 44,108
Total Investments in Securities 99.9%
(Cost $488,907) $ 570,184
Other Assets Less Liabilities 0.1% 313
Net Assets 100.0% $ 570,497

T. ROWE PRICE International Disciplined Equity Fund

.
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
.
. .
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Organized as a closed-end management investment company.
(3) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
EUR Euro
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ —# $ — $ 10+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 43,508  ¤  ¤ $ 44,108^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $44,108.

T. ROWE PRICE International Disciplined Equity Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price International Disciplined Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Disciplined Equity Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Disciplined Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Disciplined Equity Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F106-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,350 $ 506,901 $ — $ 518,251
Preferred Stocks — 7,825 — 7,825
Short-Term Investments 44,108 — — 44,108
Total $ 55,458 $ 514,726 $ — $ 570,184